BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2018
Basis Of Presentation
BASIS OF PRESENTATION

3. BASIS OF PRESENTATION

(a) Statement of compliance

These consolidated financial statements are prepared in accordance with the International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”) and interpretations issued by the International Financial Reporting interpretation Committee (“IFRIC”).

(b) Basis of presentation

These consolidated financial statements have been prepared on a historical cost basis, except for certain financial instruments which are measured at fair value.

In addition, these consolidated financial statements have been prepared on the accrual basis, except for cash flow information. These consolidated financial statements are presented in Canadian dollars, which is the Company’s functional currency.

(c) Approval of the financial statements

These financial statements were approved and authorized for issue by the Board of Directors on April 17, 2019.

(d) Reclassification

Certain prior period amounts in these financial statements have been reclassified to conform to current period’s presentation. These reclassifications had no net effect on the results of operations or financial position for any period presented.

(e) Use of estimates and judgments

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Accounting estimates will, by definition, seldom equal the actual results. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

The key area of judgment applied in the preparation of the financial statements that could result in a material adjustment to the carrying amounts of assets and liabilities is as follows:

• assessment of the Company’s ability to continue as a going concern and whether there are events or conditions that give rise to significant uncertainty.

The key estimates applied in the preparation of the financial statements that could result in a material adjustment to the carrying amounts of assets and liabilities are as follows:

• The provision for income taxes and recognition of deferred income tax assets and liabilities; and

• The inputs in determining the liability and equity components of the convertible debentures.